INCOME TAXES	12 Months Ended
Mar. 31, 2016
INCOME TAXES
INCOME TAXES

(11)INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Group is not subject to any income tax in these jurisdictions.

Hong Kong

Xing Wei did not derive any income that is subject to Hong Kong profits tax for the taxable year ended March 31, 2016. Accordingly, no provision for Hong Kong profit tax was required. The payment of dividends by Hong Kong companies is not subject to any Hong Kong withholding tax.

People’s Republic of China

The Company’s consolidated PRC entities file separate income tax returns.

On March 16, 2007, the National People’s Congress passed the Enterprise Income Tax Law (“EIT Law”) which statutory income tax rate is 25% effective from January 1, 2008. According to the EIT Law, entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%.

The Company’s PRC entities are subject to income tax at 25%, unless otherwise specified.

In December 2008, ATA Testing received approval from the tax authority that it qualified as an HNTE. The certificate entitled ATA Testing to the preferential income tax rate of 15% effective retroactively from January 1, 2008 to December 31, 2010. In October 2011, ATA Testing received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. In October 2014, ATA Testing received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016. ATA Testing’s applicable income tax rate from January 1, 2017 onwards will be 25% unless it can re-qualify as HNTE.

In December 2009, ATA Learning, ATA Online and Beijing JDX received approvals from the tax authorities that they qualified as HNTEs. The certificates entitled them to the preferential income tax rate of 15% effectively retroactively from January 1, 2009 to December 31, 2011. In May and July 2012, ATA Learning, ATA Online and Beijing JDX received approvals from the tax authorities on its renewals as HNTEs which entitled them to the preferential income tax rate of 15% effective retroactively from January 1, 2012 to December 31, 2014. In November 2015, ATA Learning, ATA Online and Beijing JDX received approvals from the tax authorities on its renewals as HNTEs which entitled them to the preferential income tax rate of 15% effective retroactively from January 1, 2015 to December 31, 2017. ATA Learning, ATA Online and Beijing JDX applicable income tax rate from January 1, 2018 onward will be 25% unless they can re-qualify as HNTE.

Zhongxiao Zhixing, a PRC subsidiary of Xing Wei, is subject to an income tax rate of 25%.

The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As of March 31, 2016, the Company has not provided for income taxes on earnings of RMB 178,562,047 generated by its PRC consolidated entities since January 1, 2008 as the Company plans to reinvest these earnings indefinitely in the PRC.  The unrecognized deferred income tax liability related to these earnings was RMB 17,856,205.

The earnings (losses) before income taxes were generated in the following jurisdictions:

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(18,615,565)	(15,524,612)	(23,126,473)
PRC	65,782,659	48,142,932	68,147,366
Hong Kong	4,803	12,546	(48,227)

Earnings before income taxes	47,171,897	32,630,866	44,972,666

Income tax expense (benefit) recognized in the consolidated statements of comprehensive income consists of the following:

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB
PRC
Current expense	9,312,545	10,424,835	11,867,755
Deferred expense (benefit)	(717,083)	(849,689)	7,053,724
Dividend withholding tax	11,300,000	—	—

Total income tax expense	19,895,462	9,575,146	18,921,479

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the years ended March 31, 2014, 2015 and 2016 to earnings before income taxes due to the following:

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB
Computed “expected” income tax expense	11,792,976	8,157,716	11,243,167
Increase (decrease) in valuation allowance	737,572	1,307,368	16,146,033
Preferential income tax rate	(6,208,364)	(4,922,088)	(7,911,837)
Entities not subject to income tax	2,018,962	2,100,188	3,502,469
Non-deductible expenses
Entertainment	972,624	1,225,250	792,099
Share-based compensation	2,633,728	1,777,829	2,291,206
Bad debt loss	462,751	1,383,597	(31,963)
Impairment of ETS TOEIC license	3,002,364	—	—
Tax rate differential	(4,213,407)	5,629,196	(3,974,403)
Dividend withholding tax	11,300,000	—	—
Additional deduction of research and development costs	(2,805,937)	(8,489,742)	(4,900,698)
Other	202,193	1,405,832	1,765,406

Actual income tax expense	19,895,462	9,575,146	18,921,479

The applicable PRC statutory tax rate is used since the Group’s taxable income is generated in the PRC.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows.

	March 31,
	2015	2016
	RMB	RMB
Deferred income tax assets:
Tax loss carryforwards	10,228,873	20,326,608
Share of loss of equity method investments	164,021	1,112,843
Property and equipment, net	1,091,914	70,475
Accrued expenses and other payables	3,375,252	2,375,267

Total gross deferred income tax assets	14,860,060	23,885,193
Less: valuation allowance	(3,882,555)	(20,028,588)

Net deferred income tax assets	10,977,505	3,856,605
Deferred income tax liabilities:
Customer relationships	160,243	114,202
Training platform	75,734	54,599
Total gross deferred income tax liabilities	235,977	168,801

Net deferred income tax assets	10,741,528	3,687,804

	March 31,
	2015	2016
	RMB	RMB
Current deferred income tax assets, included in prepaid expenses and other current assets	9,490,107	3,663,864
Non-current deferred income tax assets, included in other assets	1,251,421	23,940

Net deferred income tax assets	10,741,528	3,687,804

The movements of the valuation allowance are as follows:

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB

Balance at the beginning of the year	921,751	2,575,187	3,882,555
Additions from Xing Wei Group acquisition	915,864	—	—
Additions of valuation allowance excluding acquisition	737,572	1,307,368	16,146,033

Balance at the end of the year	2,575,187	3,882,555	20,028,588

As of March 31, 2016, the valuation allowance of RMB 20,028,588 was related to the deferred income tax assets of PRC entities which were in loss position. As of March 31, 2016, management believes it is more likely than not that the Group will realize the deferred income tax assets, net of the valuation allowance. The amount of the deferred income tax assets, however, considered realizable as of March 31, 2016 could be reduced in the near term if estimates of future taxable income are reduced.

As of March 31, 2016, the Group had tax loss carry forwards for PRC income tax purpose of RMB 88,264,251,  of which RMB nil, RMB nil, RMB 4,996,057, RMB 5,438,101, RMB 41,987,572 and RMB 35,842,521 will expire if unused by December 31, 2016, 2017, 2018, 2019, 2020 and 2021, respectively.

For the years ended March 31, 2014, 2015 and 2016, the Group had no unrecognized tax benefits, and thus no related interest and penalties were recorded. Also, the Group does not expect that the amount of unrecognized tax benefits will significantly increase within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax return of each of the Company’s PRC consolidated entities is subject to examination by the relevant tax authorities for the calendar tax years beginning in 2011.